Fees Summary	Feb. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,841,000
Previously Paid Amount	0.00
Total Fee Amount	741.16
Total Offset Amount	0.00
Net Fee	741.16
Narrative - Max Aggregate Offering Price	$ 4,841,000
Final Prospectus	true